Long-term investments - Schedule Of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity investments without readily determinable fair value	$ 41,377	$ 36,025
Financial products issued by banks	39,000	0
Equity method investments	9,215	12,704
Debt security	4,567	5,196
Long-term Investments	$ 94,159	$ 53,925